Operations	12 Months Ended
Dec. 31, 2023
Operations
Operations

1 Operations

Braskem S.A. is a public corporation headquartered in Camaçari, Bahia (“BA”), which, jointly with its subsidiaries (hereinafter “Braskem” or “Company”), is controlled by Novonor S.A. (“Novonor”), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively. The ultimate parent company of Braskem is Kieppe Patrimonial S.A.

The Braskem’s shares are traded on B3 S.A. Brasil, Bolsa, Balcão (“B3”), under the tickers BRKM3, BRKM5 and BRKM6, on the New York Stock Exchange (“NYSE”) under the ticker BAK and on the Madrid Stock Exchange (“LATIBEX”) under the ticker XBRK.

Braskem is engaged, among others, in the manufacture, sale, import and export of chemicals, petrochemicals and fuels, the production, supply and sale of utilities such as steam, water, compressed air and industrial gases, as well as the provision of industrial services and the production, supply and sale of electric energy and natural gas for its own use and use by other companies. Braskem also invests in other companies.

The Company has industrial plants in Brazil, the United States, Germany and Mexico. The units produce thermoplastic resins, such as polyethylene (“PE”), polypropylene (“PP”), polyvinyl chloride (“PVC”) and other basic petrochemicals.

Operations of subsidiary Braskem Idesa S. A. P. I. (“Braskem Idesa”)

On June 14, 2022, Braskem Idesa signed agreements with Advario B.V. (“Advario”) to sell 50% of the capital stock of Terminal Química Puerto México (“Terminal Química”), held by Braskem Idesa, the subsidiary of Braskem Idesa responsible for developing and operating the ethane import terminal in Mexico. In March 2023, the conditions for the conclusion of the agreement were met and Advario made the payment of R$ 316 to Braskem Idesa for the 50% non-controlling interest in Terminal Química. Braskem Idesa maintains control over Terminal Química due to its power over relevant activities of the subsidiary, exposure to variable returns and its ability to influence the economic result of operations.

In addition, after the sale of non- controlling interest, Advario and Braskem Idesa made a capital contribution of R$ 193 each (R$ 169 subscribed and R$ 24 as advance for future capital increase)

In February 2023, Terminal Química signed a contract with ASIPONA (“Administraciones del Sistema Portuario Nacional”) to operate a dock that will serve as reception for the import of ethane at the port of Coatzacoalcos.

In November 2023, Terminal Química concluded the process to obtain financing in the amount of R$ 1,975 (US$ 408). To date, R$ 760 (US$157) has been withdrawn to build the ethane import terminal.

Agreement for incorporation of the subsidiary Braskem Siam Company Limited (“Braskem Siam”)

On August 16, 2023, the Company, through its subsidiaries Braskem Netherlands B.V. (“Braskem Netherlands”) and Braskem Europe GmbH (“Braskem Germany”), signed an agreement with Thai Polyethylene Company Limited (“TPE”), a wholly-owned subsidiary of SCG Chemicals Public Company Limited, to establish Braskem Siam to conduct the engineering project of a bio-ethanol dehydration plant to produce bio-ethylene using the Ethanol-to-ethylene EverGreen™ technology. Braskem holds 51% interest equity in the established entity and control it due to its power over relevant activities of the subsidiary, exposure to variable returns and its ability to influence the economic result of operations. The Final Investment Decision (FID) of the project is scheduled for the last quarter of 2024, when Braskem and SCG will decide upon the continuation of the project.